Annual Total Returns - Franklin Conservative Allocation Fund [BarChart] - Franklin Fund Allocator Series FAS-25 - Franklin Conservative Allocation Fund - Class A	Dec. 01, 2020
Bar Chart Table:
Annual Return 2010	10.00%
Annual Return 2011	(0.71%)
Annual Return 2012	7.99%
Annual Return 2013	10.39%
Annual Return 2014	3.35%
Annual Return 2015	(2.26%)
Annual Return 2016	4.39%
Annual Return 2017	10.58%
Annual Return 2018	(3.44%)
Annual Return 2019	13.25%